DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments
	December 31, 2009
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	7,307,485	—
Total derivative instruments	7,307,485	—

	December 31, 2010
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,131,716	15,988,091
Total derivative instruments	8,131,716	15,988,091

	December 31, 2011
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592
Total derivative instruments	2,910,301	1,271,592

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of (Loss) Gain on Derivatives Recognized in Income Year Ended December 31			Location of (Loss) Gain Recognized in
Derivative Type	2009	2010	2011	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(1,590,098)	9,475,794	(11,393,346)	(Loss) gain on change in fair value of derivative